Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments [Line Items]
Financial assets	€ 73,865	€ 77,412
Investments in real estate	488	502	€ 3,206
Mortgage loans [member]
Disclosure of investments [Line Items]
Financial assets	10,156	€ 10,407
Cost [member]
Disclosure of investments [Line Items]
Financial assets	75,254
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	279
Fair value through other comprehensive income	6
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	1,648
Financial assets	10,175
Other investments at fair value through profit or loss	8,287
Cost [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	54,803
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,360
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	7,562
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,007
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	3,085
Cost [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	36,617
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	3,135
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	35
Cost [member] | Bonds [member] | Mortgage loans [member]
Disclosure of investments [Line Items]
Financial assets	10,157
Cost [member] | Bonds [member] | Private loans [member]
Disclosure of investments [Line Items]
Financial assets	0
Cost [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	18
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	1
Cost [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	55
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	71,376
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	10
Fair value through other comprehensive income	291
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,396
Financial assets	9,044
Other investments at fair value through profit or loss	9,226
Fair value [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	50,354
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,102
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	6,562
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	906
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	2,840
Fair value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	33,779
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	3,135
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	29
Fair value [member] | Bonds [member] | Mortgage loans [member]
Disclosure of investments [Line Items]
Financial assets	9,025
Fair value [member] | Bonds [member] | Private loans [member]
Disclosure of investments [Line Items]
Financial assets	0
Fair value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	18
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	1
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	55
Book value [member]
Disclosure of investments [Line Items]
Financial assets	72,508
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	10
Fair value through other comprehensive income	291
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,396
Financial assets	10,175
Other investments at fair value through profit or loss	9,226
Book value [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	50,354
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,102
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	6,562
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	906
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	2,840
Book value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	33,779
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	3,135
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	29
Book value [member] | Bonds [member] | Mortgage loans [member]
Disclosure of investments [Line Items]
Financial assets	10,157
Book value [member] | Bonds [member] | Private loans [member]
Disclosure of investments [Line Items]
Financial assets	0
Book value [member] | Bonds [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	18
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	1
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 55